Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land and land improvements	106.0	$ 114.8
Machinery and equipment	3,160.0	3,199.2
Buildings	813.2	801.1
Construction in progress	263.2	253.2
Property, plant and equipment	4,342.4	4,368.3
Less accumulated depreciation	(2,952.2)	(3,032.1)
Net of depreciation	1,390.2	$ 1,336.2
Land and Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years